Disclosures About Fair Value Of Financial Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Owned and Pledged as Collateral [Line Items]
Premiums receivable	$ 309.0	$ 301.8
Reinsurance recoverable	1,144.1	1,204.6
Over 90 Days [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Premiums receivable	19.3	18.9
Reinsurance recoverable	13.1	28.7
Premiums receivable, allowance for doubtful accounts	2.8	4.6
Reinsurance recoverables, allowance for doubtful accounts	3.2	11.1
Premiums receivable, secured by collateral	0.3	0.4
Reinsurance recoverables, secured by collateral	$ 0.3	$ 0.4